Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Weighted-average grant-date per share fair values granted (in USD per share)	$ 0.42	$ 1.72	$ 1.36	$ 4.29
Stock-based options forfeited (in shares)	2,562,180		2,078,034
Future compensation cost for awards not vested	$ 3.7		$ 7.2
Weighted-average period compensation cost of unvested awards to be expensed (in years)	2 years 3 months 18 days		2 years 6 months
Two Thousand Fourteen Stock Incentive Plan
Stock-based Compensation
Terms (in years)	10 years		10 years
Vesting period (in years)	4 years		4 years
Shares available for issuance (in shares)	5,600,000		4,800,000
Two Thousand Fourteen Employee Stock Purchase Plan
Stock-based Compensation
Shares available for issuance (in shares)	200,000		200,000
Discount to the market price (as a percent)	15.00%		15.00%
Cash Preservation Plan, 2025
Stock-based Compensation
Stock-based options forfeited (in shares)	2,600,000
Stock options | Two Thousand Seventeen Stock Incentive Plan
Stock-based Compensation
Terms (in years)	10 years		10 years
Vesting period (in years)	4 years		4 years